Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) at the statutory federal income tax rate			$ (16,035,000)	$ (9,805,000)
Foreign tax rate differential			(72,000)	(605,000)
State and local taxes			(6,961,000)	(4,068,000)
Foreign exchange differences			0	(143,000)
Stock-based compensation			288,000	501,000
Interest income on receivable			0	882,000
Equity method investment			(701,000)	(443,000)
Non-deductible legal costs			0	1,291,000
Gain from redomiciliation of intellectual property			0	4,890,000
Valuation allowance			26,286,000	7,958,000
PPP loan forgiveness			0	(644,000)
Deferred True-Up			(2,836,000)	0
Other			31,000	186,000
Total income tax benefit	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax (benefit) at the statutory federal income tax rate			21.00%	21.00%
Foreign tax rate differential			0.10%	1.30%
State and local taxes			9.10%	8.70%
Foreign exchange differences			0.00%	0.30%
Stock-based compensation			(0.40%)	(1.10%)
Interest income on receivable			0.00%	(1.90%)
Equity method investment			0.90%	0.90%
Non-deductible legal costs			0.00%	(2.80%)
Gain from redomiciliation of intellectual property			0.00%	(10.50%)
Valuation allowance			(34.40%)	(17.00%)
PPP loan forgiveness			0.00%	1.40%
Deferred True-Up			3.70%	0.00%
Other			0.00%	(0.30%)
Total income tax benefit	0.00%	0.00%	0.00%	0.00%